Related Party Transactions (Narrative) (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($) mo $ / shares $ / mo	Aug. 31, 2016 CAD mo $ / mo
Related Party Transactions 1			$ 120,000
Related Party Transactions 2			119,700
Related Party Transactions 3			44,767
Related Party Transactions 4			69,543
Related Party Transactions 5			18,000
Related Party Transactions 6			42,000
Related Party Transactions 7			117,213
Related Party Transactions 8			$ 60,965
Related Party Transactions 9			210,000	210,000
Related Party Transactions 10			462,000	462,000
Related Party Transactions 11			$ 21,000
Related Party Transactions 12 | $ / shares			$ 83,532
Related Party Transactions 13			410,000	410,000
Related Party Transactions 14			1,870,000	1,870,000
Related Party Transactions 15			$ 51,642
Related Party Transactions 16			159,082
Related Party Transactions 17			$ 50,000
Related Party Transactions 18 | mo			15	15
Related Party Transactions 19 | mo			12	12
Related Party Transactions 20			8.00%	8.00%
Related Party Transactions 21 | CAD				CAD 24,720
Related Party Transactions 22			$ 10,333
Related Party Transactions 23 | $ / mo			4,000	4,000
Related Party Transactions 24			$ 8,000
Related Party Transactions 25			331,371
Related Party Transactions 26			$ 22,052
Related Party Transactions 1 | shares		300,000
Related Party Transactions 2 | shares		250,000
Related Party Transactions 3		$ 50,000
Related Party Transactions 4		50,000
Related Party Transactions 5		1,515
Related Party Transactions 6		5,058
Related Party Transactions 7		0
Related Party Transactions 8		1,341
Related Party Transactions 9		42,690
Related Party Transactions 10		$ 331,371
Related Party Transactions 1	$ 25,018
Related Party Transactions 2	$ 42,690